Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of voluntary change in accounting policy [abstract]
Schedule of Standards and Amendments to Standards and Interpretations

The standards and amendments to standards and interpretations below have been published by the IASB but are not mandatorily effective for annual periods beginning on or after January 01, 2025 and therefore have not been early adopted in these consolidated financial statements by ADSE.

Standard	Name	Effective date
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Classification and measurement of financial instruments	Jan. 01, 2026
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Contracts referencing nature-dependent electricity	Jan. 01, 2026
IFRS 18	Presentation and Disclosure in Financial Statements	Jan. 01, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	Jan. 01, 2027

Schedule of Estimated Useful Lives for Current and Comparative Periods	The estimated useful lives for current and comparative periods are as follows:
Useful life in years
Software	3
ChargeBox (CBX)	6
ChargePost (CPT)	7

Schedule of Estimated Useful Lives

The estimated useful lives of right-of-use assets for property and vehicles for current and comparative periods are as follows:

Useful life in years
Property (Right-of-use assets)	1-10
Vehicles (Right-of-use assets)	1-4

The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Useful life in years
Vehicles	6
Other equipment, operating and office equipment	3-14
Technical equipment and machinery	20

Schedule of Exchange Rates to Convert the Financial Statements	ADSE used the following exchange rates to convert the financial statements of ADSE US respectively ADSE CH:
	December 31, 2025
	Spot rate	Average rate
Euro per US-Dollar	1.1750	1.1300

	December 31, 2024
	Spot rate	Average rate
Euro per US-Dollar	1.0389	1.0824

	December 31, 2023
	Spot rate	Average rate
Euro per US-Dollar	1.1050	1.0813

ADSE used the following exchange rates to convert the financial statements of ADSE CH:

	December 31, 2024
	Spot rate	Average rate
Euro per CHF	0.9412	0.9526

	December 31, 2023
	Spot rate	Average rate
Euro per CHF	0.9260	-

	Apr. 25 - Dec. 31, 2023
	Spot rate	Average rate
Euro per CHF	-	0.9631

	April 25, 2023
	Spot rate	Average rate
Euro per CHF	0.9797	-